Accounts receivable and prepaid expenses (Details Narrative) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Tuligtic Project [Member]
IfrsStatementLineItems [Line Items]
Value added tax receivables	$ 164,189	$ 251,775